Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF - August | SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $5.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.70%
Innovator U.S. Equity Ultra Buffer ETF - August | SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $523.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
Innovator U.S. Equity Ultra Buffer ETF - August | SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $358.03 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator U.S. Equity Ultra Buffer ETF - August | SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $624.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.20%)